Information by business segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Net revenues	$ 2,573,233	$ 3,033,990	$ 2,622,110
Cost of sales	(2,276,757)	(2,395,180)	(1,989,019)
Gross profit	296,476	638,810	633,091
Impairment loss of long-lived assets	114,643	32,512
Other income and expenses, net	(110,584)	(2,674)	31,948
Operating (loss) income	(155,365)	359,219	446,193
Depreciation and amortization	(298,393)	(287,069)	(258,711)
Adjusted EBITDA	391,156	760,324	743,835
Change in fair value	(15,663)
Dams obligations	(6,960)
Share in the results of associates	23,536	1,885
(Loss) income before income tax	(293,470)	227,377	309,291
Impairment of other assets		(9,302)
Operating segments [member]
IfrsStatementLineItems [Line Items]
Net revenues	2,573,233	3,033,990	2,622,110
Cost of sales	(2,276,757)	(2,395,180)	(1,989,019)
Gross profit	296,476	638,810	633,091
Selling, general and administrative	(126,948)	(145,543)	(133,803)
Mineral exploration and project evaluation	(99,666)	(98,862)	(85,043)
Impairment loss of long-lived assets	(114,643)	(32,512)
Other income and expenses, net	(110,584)	(2,674)	31,948
Operating (loss) income	(155,365)	359,219	446,193
Depreciation and amortization	298,393	290,937	258,711
Miscellaneous adjustments	248,128	110,168	38,931
Adjusted EBITDA	391,156	760,324	743,835
Operating segments [member] | Mining segment [member]
IfrsStatementLineItems [Line Items]
Net revenues	1,090,276	1,248,027	1,165,584
Cost of sales	(1,028,281)	(905,241)	(726,653)
Gross profit	61,995	342,786	438,931
Selling, general and administrative	(61,903)	(64,444)	(64,739)
Mineral exploration and project evaluation	(90,297)	(88,947)	(75,550)
Impairment loss of long-lived assets	(109,347)	(32,276)
Other income and expenses, net	(67,876)	(32,787)	(32,286)
Operating (loss) income	(267,428)	124,332	266,356
Depreciation and amortization	219,957	204,514	174,891
Miscellaneous adjustments	196,529	110,993	35,697
Adjusted EBITDA	149,058	439,839	476,944
Operating segments [member] | Smelting segment [member]
IfrsStatementLineItems [Line Items]
Net revenues	1,946,661	2,466,967	2,021,787
Cost of sales	(1,726,568)	(2,190,903)	(1,842,704)
Gross profit	220,093	276,064	179,083
Selling, general and administrative	(61,233)	(60,435)	(51,635)
Mineral exploration and project evaluation	(9,369)	(9,915)	(9,493)
Impairment loss of long-lived assets	(5,296)	(236)
Other income and expenses, net	(26,412)	43,049	70,874
Operating (loss) income	117,783	248,527	188,829
Depreciation and amortization	77,585	78,727	78,861
Miscellaneous adjustments	51,599	(825)	3,234
Adjusted EBITDA	246,967	326,429	270,924
Operating segments [member] | Adjustment [Member]
IfrsStatementLineItems [Line Items]
Impairment loss of long-lived assets	(114,643)	(32,512)
Miscellaneous adjustments	(248,128)	(110,168)	(38,931)
Change in fair value of offtake agreement	2,268	24,267
Ramp-up expenses of greenfield projects Aripuana	(15,494)	(87,540)
Loss on property, plant and equipment	(3,734)	(698)	(4,891)
Remeasurement in estimates of asset retirement obligations	3,125	6,182	(6,371)
Remeasurement adjustment of streaming agreement	(10,121)	(10,565)	(19,580)
Change in fair value	(15,663)
Tax voluntary disclosure	(86,906)
Dams obligations	(6,960)
Depreciation and amortization	(298,393)	(290,937)
Share in the results of associates	23,536	1,885
Net financial results	(161,641)	(133,727)	(136,902)
(Loss) income before income tax	(293,470)	227,377	309,291
Impairment of other assets		(9,302)
Aripuana's pre-operating expenses			(8,753)
Other adjustments			664
Depreciation and amortization			(258,711)
Elimination of intersegment amounts [member]
IfrsStatementLineItems [Line Items]
Net revenues	(468,250)	(683,583)	(636,212)
Cost of sales	468,250	683,583	636,212
Material reconciling items [member]
IfrsStatementLineItems [Line Items]
Net revenues	4,546	2,579	70,951
Cost of sales	9,842	17,381	(55,874)
Gross profit	14,388	19,960	15,077
Selling, general and administrative	(3,812)	(20,664)	(17,429)
Other income and expenses, net	(16,296)	(12,936)	(6,640)
Operating (loss) income	(5,720)	(13,640)	(8,992)
Depreciation and amortization	851	7,696	4,959
Adjusted EBITDA	$ (4,869)	$ (5,944)	$ (4,033)